Matthews Asia Innovators Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.6%
	Shares	Value

CHINA/HONG KONG: 64.8%
Alibaba Group Holding, Ltd.[b]	2,328,700	$85,489,185
Tencent Holdings, Ltd.	851,100	57,486,179
Bilibili, Inc. ADR[b]	1,267,644	52,733,990
Meituan Dianping Class Bb,c	1,643,400	51,769,243
TAL Education Group ADR[b]	658,500	50,072,340
Wuxi Biologics Cayman, Inc.[b,c,d]	2,019,000	49,481,791
AIA Group, Ltd.	3,787,200	37,645,138
Innovent Biologics, Inc.[b,c,d]	4,884,500	36,424,672
XPeng, Inc. ADR[b]	1,447,800	29,057,346
Kingdee International Software Group Co., Ltd.	9,256,000	24,142,459
Haidilao International Holding, Ltd.[c,d]	3,041,000	22,034,242
China Tourism Group Duty Free Corp., Ltd. A Shares	658,294	21,711,760
Li Ning Co., Ltd.	4,584,500	21,571,444
Wuliangye Yibin Co., Ltd. A Shares	588,595	19,265,763
Ming Yuan Cloud Group Holdings, Ltd.[b]	5,097,000	19,072,522
Silergy Corp.	301,000	17,845,360
Tongcheng-Elong Holdings, Ltd.[b,c]	9,491,200	17,409,653
Yihai International Holding, Ltd.	1,105,000	17,356,258
Galaxy Entertainment Group, Ltd.	2,428,000	16,414,978
Joyoung Co., Ltd. A Shares	2,583,309	15,469,530
Jiangsu Hengrui Medicine Co., Ltd. A Shares	1,107,472	14,719,807
Chindata Group Holdings, Ltd. ADR[b]	745,600	12,101,088
Peijia Medical, Ltd.[b,c,d]	3,207,000	11,271,352
InnoCare Pharma, Ltd.[b,c,d]	2,742,000	3,591,786
Total China/Hong Kong		704,137,886

SOUTH KOREA: 12.2%
Samsung Electronics Co., Ltd.	830,301	41,219,598
LG Chem Ltd.	41,988	23,436,436
NAVER Corp.	79,546	20,214,322
LG Household & Health Care, Ltd.	16,128	19,902,842
Orion Corp.	137,836	15,444,739
Hugel, Inc.[b]	77,254	12,039,690
Big Hit Entertainment Co., Ltd.[b]	1,676	193,467
Total South Korea		132,451,094

INDIA: 8.5%
HDFC Bank, Ltd.[b]	3,254,956	47,782,146
Reliance Industries, Ltd.	924,951	28,051,833
Info Edge India, Ltd.	327,569	16,172,837
Total India		92,006,816

	Shares	Value

SINGAPORE: 5.8%
Sea, Ltd. ADR[b]	408,000	$62,848,320
Total Singapore		62,848,320

TAIWAN: 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	402,700	32,646,889
Total Taiwan		32,646,889

FRANCE: 1.9%
LVMH Moet Hennessy Louis Vuitton SE	44,929	21,022,431
Total France		21,022,431

VIETNAM: 0.4%
Mobile World Investment Corp.[b]	1,047,293	4,757,327
Total Vietnam		4,757,327

TOTAL INVESTMENTS: 96.6%		1,049,870,763
(Cost $734,403,520)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.4%		37,399,675

NET ASSETS: 100.0%		$1,087,270,438

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $122,803,843, which is 11.29% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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